CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Unconsolidated VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Maximum Exposure to Loss	$ 377,488	$ 200,694
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Carrying Amount	377,488	200,694
VIE Assets	$ 6,590,426	$ 3,911,589